Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2020 (Unaudited)

Shares		Value

COMMON STOCKS - 100.0%
Aerospace/Defense: 0.1%
250	L3Harris Technologies, Inc.	$42,460

Bank (Money Center): 4.1%
19,950	JPMorgan Chase & Co.	1,920,586

Bank (Processing): 2.9%
22,900	State Street Corp.	1,358,657

Bank (Regional): 3.0%
37,000	Truist Financial Corp.	1,407,850

Bank (Super Regional): 2.5%
50,000	Wells Fargo & Co.	1,175,500

Beverages: 2.5%
1,400	PepsiCo, Inc.	194,040
20,000	The Coca-Cola Co.	987,400
		1,181,440
Biotechnology: 3.1%
23,500	Gilead Sciences, Inc.	1,484,965

Cable TV: 3.9%
39,700	Comcast Corp. - Class A	1,836,522

Computer and Peripherals: 4.5%
18,400	Apple, Inc.	2,130,904

Computer Software and Services: 6.9%
15,500	Microsoft Corp.	3,260,115

Consumer Discretionary (Multi-Media): 2.7%
45,000	ViacomCBS, Inc. - Class B	1,260,450

Drug: 3.8%
20,300	AbbVie, Inc.	1,778,077

Drug Store: 3.6%
29,000	CVS Health Corp.	1,693,600

Electrical Component: 3.6%
17,600	TE Connectivity Ltd.	1,720,224

Financial Services: 1.0%
6,600	Capital One Financial Corp.	474,276

Food Processing (Retail): 6.8%
27,700	Kellogg Co.	1,789,143
24,500	Mondelez International, Inc. - Class A	1,407,525
		3,196,668
Insurance (Diversified): 3.3%
41,500	MetLife, Inc.	1,542,555

Internet: 9.2%
1,650	Alphabet, Inc. - Class C *	2,424,840
7,400	Facebook, Inc. - Class A *	1,938,060
		4,362,900
Internet (Retail): 3.6%
33,100	eBay, Inc.	1,724,510

Manufacturing - Miscellaneous: 2.0%
9,400	Eaton Corp. Plc	959,082

Medical Supplies: 3.4%
11,900	Zimmer Biomet Holdings, Inc.	1,620,066

Oil & Gas Services: 1.0%
31,500	Schlumberger Ltd.	490,140

Petroleum (Integrated): 1.2%
7,600	Chevron Corp.	547,200

Precision Instruments: 3.5%
3,735	Thermo Fisher Scientific, Inc.	1,649,077

Securities Brokerage: 6.7%
32,400	Morgan Stanley	1,566,540
8,075	The Goldman Sachs Group, Inc.	1,622,833
		3,189,373
Telecommunications (Equipment): 6.6%
41,000	Cisco Systems, Inc.	1,614,990
13,000	QUALCOMM, Inc.	1,529,840
		3,144,830
Transportation - Services: 4.5%
8,500	FedEx Corp.	2,137,920

TOTAL COMMON STOCKS (Cost $28,482,934)		$47,289,947

SHORT-TERM INVESTMENTS - 0.2%
77,072	First American Government Obligations Fund, Class X - 0.07% **	77,072

TOTAL SHORT-TERM INVESTMENTS (Cost $77,072)		$77,072

TOTAL INVESTMENTS (Cost $28,560,006): 100.2%		47,367,019
Liabilities in Excess of Other Assets: (0.2)%		(72,764)
TOTAL NET ASSETS: 100.0%		$47,294,255

* Non-Income Producing
** Rate quoted is seven-day yield at period end

Matrix Advisors Value Fund, Inc.
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$47,289,947	$-	$-	$47,289,947
Total Equity	$47,289,947	$-	$-	$47,289,947
Short-Term Investments	$77,072	$-	$-	$77,072
Total Investments in Securities	$47,367,019	$-	$-	$47,367,019

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.